Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital Newmont Portfolio Acquisition	Share capital Kinross Portfolio Acquisition	Share capital	Share warrant reserve Newmont Portfolio Acquisition	Share warrant reserve	Share option reserve	Accumulated other comprehensive (loss) income	(Deficit)	Newmont Portfolio Acquisition	Kinross Portfolio Acquisition	Total
Balance at the beginning at Dec. 31, 2017			$ 138,412		$ 7,827	$ 3,160	$ (7,043)	$ (5,640)			$ 136,716
Balance at the beginning (in shares) at Dec. 31, 2017			76,797,915
Total comprehensive income (loss)							19,112	2,711			21,823
Shares and warrants issued for Royalty Portfolio (Note 5)	$ 105,588			$ 6,707					$ 112,295
Shares and warrants issued for Royalty Portfolio (in shares)	30,000,000
Shares issued as repayment and interest of credit facility			$ 1,433			(1,035)					398
Shares issued as repayment and interest of credit facility (in shares)			557,396
Shares issued for options exercised (Note 9c)			$ 441			(234)					207
Shares issued for options exercised (in shares)			192,000
Share-based compensation (Note 9a)			$ 555			1,104					1,659
Share-based compensation (in shares)			168,335
Balance at the end at Dec. 31, 2018			$ 246,429		14,534	2,995	12,069	(2,929)			273,098
Balance at the end (in shares) at Dec. 31, 2018			107,715,646
Total comprehensive income (loss)							(14,623)	(10,178)			(24,801)
Dividend declared (Note 9e)								(1,585)			(1,585)
Shares and warrants issued for Royalty Portfolio (Note 5)		$ 64,174								$ 64,174
Shares and warrants issued for Royalty Portfolio (in shares)		11,228,674
Shares issued for options exercised (Note 9c)			$ 1,422			(597)					825
Shares issued for options exercised (in shares)			508,964
Share-based compensation (Note 9a)			$ 672			1,544					2,216
Share-based compensation (in shares)			125,205
Balance at the end at Dec. 31, 2019			$ 312,697		$ 14,534	$ 3,942	$ (2,554)	$ (14,692)			$ 313,927
Balance at the end (in shares) at Dec. 31, 2019			119,578,489